[INVESTORS BANK & TRUST COMPANY
200 CLARENDON STREET
BOSTON, MA 02116]

March 2, 2007

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	The Glenmede Fund, Inc. (the “Registrant”)
File Nos. 33-22884 and 811-05577

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and on behalf of the Registrant, please accept this letter as certification that the prospectus for the Registrant’s Philadelphia International Fund, dated February 28, 2007, does not differ from that contained in Post-Effective Amendment No. 44, filed electronically on February 23, 2007, to the Registrant’s Registration Statement on Form N-1A.

Please do not hesitate to contact the undersigned at (617) 937-5530 if you have any questions regarding this filing.

Very truly yours,

/s/ Odeh Stevens_
Odeh Stevens, Esq.